ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
ACCOUNTS RECEIVABLE
Schedule of components of accounts receivable under long-term contracts

The components of accounts receivable are as follows (in thousands):

	December 31, 2012	September 30, 2012

Trade and other receivables	$19,701	$17,543
Long-term contracts:
Billed	84,961	91,132
Unbilled	276,520	264,555
Allowance for doubtful accounts	(421)	(463)

Total accounts receivable	380,761	372,767
Less estimated amounts not currently due	(21,460)	(22,070)

Current accounts receivable	$359,301	$350,697

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709